Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Trade and Other Receivables	Trade receivables and unbilled revenues, net of allowance for credit losses, were as follows:

	December 31, 2023	December 31, 2022	January 1, 2021
	$	$	$
Unbilled revenues, net	132	123	87
Trade receivables, net	62	80	40
Indirect taxes receivable	46	31	39
Other receivables	27	23	13
Accrued interest	15	16	13
	282	273	192
Activity in the allowance for credit losses was as follows:

	Years ended
	December 31, 2023 $	December 31, 2022 $
Balance, beginning of the year	16	7
Provision for credit losses related to uncollectible receivables	9	17
Write-offs	(12)	(8)
Balance, end of the year	13	16

	December 31, 2023	December 31, 2022	January 1, 2022
	$	$	$
Loans receivable, gross(1)	732	228	73
Allowance for credit losses related to uncollectible loans receivable	(60)	(19)	(3)
Merchant cash advances receivable, gross	180	420	439
Allowance for credit losses related to uncollectible merchant cash advances receivable	(36)	(49)	(38)
Loans and merchant cash advances, net	816	580	471
(1) Included in the loans receivable gross balance as of December 31, 2023 is $10 of interest receivable (December 31, 2022 - $3, January 1, 2022 - $nil).